Stock Awards (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Stock Option Activity

A summary of the stock option activity for fiscal 2009, 2010 and 2011, the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited) is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2008	16,333,664	$0.03
Granted	4,160,000	0.21
Exercised	(348,328)	0.02
Forfeited	(981,336)	0.05

Outstanding at June 30, 2009	19,164,000	0.07
Granted	4,684,000	1.00
Exercised	(7,036,768)	0.03
Forfeited	(290,248)	0.41

Outstanding at June 30, 2010	16,520,984	0.34
Granted	15,402,456	2.15
Exercised	(4,279,456)	0.25
Forfeited	(867,590)	0.87
Cancelled	(450,000)	0.18

Outstanding at June 30, 2011	26,326,394	1.40
Granted	17,055,120	3.29
Exercised	(1,469,118)	1.45
Forfeited	(2,310,756)	1.61

Outstanding at December 31, 2011	39,601,640	2.20
Granted (unaudited)	7,085,680	13.48
Exercised (unaudited)	(5,523,840)	0.61
Forfeited (unaudited)	(3,543,871)	3.22
Cancelled (unaudited)	(340,167)	1.90

Outstanding at September 30, 2012	37,279,442	$4.48	8.51 years	$1,274,895,101

Information About Outstanding And Vested Stock Options

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2008	16,333,664	$0.03
Granted	4,160,000	0.21
Exercised	(348,328)	0.02
Forfeited	(981,336)	0.05

Outstanding at June 30, 2009	19,164,000	0.07
Granted	4,684,000	1.00
Exercised	(7,036,768)	0.03
Forfeited	(290,248)	0.41

Outstanding at June 30, 2010	16,520,984	0.34
Granted	15,402,456	2.15
Exercised	(4,279,456)	0.25
Forfeited	(867,590)	0.87
Cancelled	(450,000)	0.18

Outstanding at June 30, 2011	26,326,394	1.40
Granted	17,055,120	3.29
Exercised	(1,469,118)	1.45
Forfeited	(2,310,756)	1.61

Outstanding at December 31, 2011	39,601,640	2.20
Granted (unaudited)	7,085,680	13.48
Exercised (unaudited)	(5,523,840)	0.61
Forfeited (unaudited)	(3,543,871)	3.22
Cancelled (unaudited)	(340,167)	1.90

Outstanding at September 30, 2012	37,279,442	$4.48	8.51 years	$1,274,895,101

Vested and expected to vest as of June 30, 2009	18,842,329	$0.06	7.76 years	$4,079,780

Vested and exercisable as of June 30, 2009	10,723,479	$0.03	7.06 years	$2,748,003

Vested and expected to vest as of June 30, 2010	16,175,929	$0.33	7.72 years	$14,458,066

Vested and exercisable as of June 30, 2010	7,895,777	$0.07	6.63 years	$9,051,521

Vested and expected to vest as of June 30, 2011	26,025,366	$1.39	8.37 years	$31,601,963

Vested and exercisable as of June 30, 2011	8,628,975	$0.35	6.53 years	$19,421,343

Vested and expected to vest as of December 31, 2011	38,723,419	$2.17	8.61 years	$109,458,847

Vested and exercisable as of December 31, 2011	10,123,858	$0.57	6.52 years	$44,821,224

Vested and expected to vest as of September 30, 2012 (unaudited)	36,593,833	$4.43	8.50 years	$1,253,278,350

Vested and exercisable as of September 30, 2012 (unaudited)	11,607,655	$1.77	7.58 years	$428,488,416

Summary of Restricted Stock Activity

A summary of the restricted stock activity for fiscal 2011, the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited) is as follows:

	Number Outstanding	Weighted-average Grant Date Fair Value
Balance at June 30, 2010	—	$—
Early exercised	453,243	0.86
Vested	(37,755)	0.58

Balance at June 30, 2011	415,488	0.89
Early exercised	360,852	1.29
Vested	(185,640)	0.66
Repurchased	(12,084)	0.74

Balance at December 31, 2011	578,616	1.21
Early exercised (unaudited)	263,970	2.38
Vested (unaudited)	(491,337)	1.50
Repurchased (unaudited)	(2,084)	0.11

Balance at September 30, 2012	349,165	1.69